Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income (loss)	$ (25,793)	$ 9,006	$ 12,202
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	5,372	5,077	5,282
Stock-based compensation	3,067	3,672	3,894
Loss on asset write-off	2,320
Inventory write-downs	1,220	1,200	1,949
Asset impairment charges			2,184
Gain on sale of long-term investments	(23)	(1,619)
Impairment loss on long-term investments		422
Loss (gain) on disposal of property and equipment	(85)	1	15
Deferred income taxes	101	(92)	242
Other, net	80	8	14
Changes in operating assets and liabilities:
Accounts receivable, net	3,289	1,177	1,317
Inventories	(1,211)	4,557	(6,177)
Prepaid expenses and other current assets	213	281	912
Prepayment for testing service and deferred charges	(790)	(1,403)	(676)
Notes and accounts payable	(2,885)	(1,658)	(461)
Income tax payable	(244)	120	84
Accrued expenses and other current liabilities	(1,025)	(554)	337
Accrued pension liabilities	53	(51)	(65)
Long-term income tax payable	(66)	(244)	(40)
Other liabilities	9,422
Net cash provided by (used in) operating activities	(6,985)	19,900	21,013
Acquisition of:
Short-term investments	(24,722)	(39,506)	(29,726)
Long-term investments			(3,817)
Property and equipment	(2,151)	(2,013)	(2,307)
(Increase) decrease in:
Restricted assets	(10,000)		1,476
Restricted cash	(1)	396	(307)
Other assets	(83)	(31)	(82)
Proceeds from:
Sale of short-term investments	48,381	15,809	35,648
Sale of long-term investments	583	4,337
Disposal of property and equipment	296	58	16
Net cash provided by (used in) investing activities	12,303	(20,950)	901
FINANCING ACTIVITIES
Acquisition of treasury stock	(10,916)	(10,233)	(20,460)
Proceeds from:
Exercise of stock options	80	453	33
Issuance of ordinary shares under the Employee Stock Purchase Plan	532	541	500
Net cash used in financing activities	(10,304)	(9,239)	(19,927)
EFFECTS OF CHANGES IN FOREIGN EXCHANGE RATE	322	574	1,459
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(4,664)	(9,715)	3,446
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	32,562	42,277	38,831
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	27,898	32,562	42,277
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for tax	1,307	1,250	1,296
NON-CASH INVESTING AND FINANCING ACTIVITIES
Increase in payable for acquisition of equipment		445
Increase in payable for stock repurchase		$ 332